Notes to the statement of financial position - Cash and cash equivalents narrative (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Subclassifications of assets, liabilities and equities [abstract]
Cash and cash equivalents	€ 60,272	€ 73,907	€ 65,261	€ 70,544
Bank balances and cash on hand	59,648	73,895
Checks	€ 624	€ 12